RELATED PARTY TRANSACTIONS (Additional Information) (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Abhd Common Stock [Member]	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Jun. 30, 2013 Director [Member]	Dec. 31, 2012 Director [Member] Abhd Common Stock [Member]	Dec. 31, 2011 Directors and Officers [Member]	Dec. 31, 2011 Executive Officer [Member]	Dec. 31, 2011 Related Party Transactions [Member]	Dec. 31, 2003 Related Party Transactions [Member]	Dec. 31, 2012 Advertising and Sponsorship Fees [Member]	Dec. 31, 2012 Environmental Group [Member]	Dec. 31, 2011 Environmental Group [Member]
Related Party Transaction [Line Items]
Due to Related Parties														$ 127,353
Debt Instrument, Interest Rate During Period														5.00%
Description Of Charges On Default Of Principal Or Interest			In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.
Convertible Notes Accompanying Warrants				333,333
Convertible Notes Accompanying Warrants Value				500,000
Repayments of Notes Payable				200,000
Convertible notes, principal and interest amount													100,000
Debt Conversion, Converted Instrument, Shares Issued					1,331,183					962,956			198,980
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							24,000
Common Stock, Shares, Issued		67,635,938	64,638,372	47,160,435			240,000
Shares issued for services (in shares)		60,000						10,000
Share Price				$ 0.42
Granted							1,360,494				4,734,300
Proceeds From Issuance Or Sale Of Equity	3,450,338						184,800
Accounts payable - related party		617	52,636	29,703			42,500		39,000			4,700			10,000	10,000	25,000
Debt Instrument, Decrease, Repayments			$ 275,000	$ 1,924,957		$ 500,000